ETFMG Sit Ultra Short ETF
Schedule of Investments
June 30, 2021 (Unaudited)

	Principal Amount	Value
ASSET BACKED SECURITIES - 0.3%
Delta Air Lines
Series 2019-1, 3.204%, 4/25/2024	$557,000	$589,748
TOTAL ASSET BACKED SECURITIES (Cost $584,956)		589,748

CORPORATE OBLIGATIONS - 89.6%
Aerospace & Defense - 0.8%
L3Harris Technologies, Inc.
0.878% (3 Month LIBOR + 0.750%), 03/10/2023 (b)	1,463,000	1,474,372
Agriculture - 0.1%
Bunge, Ltd. Finance Corp.
3.000%, 09/25/2022	206,000	211,664
Automotive - 9.4%
American Honda Finance Corp.
0.526% (3 Month LIBOR + 0.350%), 11/05/2021 (b)	450,000	450,535
0.548% (3 Month LIBOR + 0.420%), 09/08/2023 (b)	1,000,000	1,004,958
0.468% (3 Month LIBOR + 0.280%), 01/12/2024 (b)	2,000,000	2,002,335
BMW US Capital LLC
0.660% (3 Month LIBOR + 0.500%), 08/13/2021 (a)(b)	160,000	160,100
0.834% (3 Month LIBOR + 0.640%), 04/06/2022 (a)(b)	1,290,000	1,295,044
Daimler Finance North America LLC
1.030% (3 Month LIBOR + 0.880%), 02/22/2022 (a)(b)	2,422,000	2,434,292
General Motors Financial Co, Inc.
3.150%, 06/30/2022	1,488,000	1,523,894
Hyundai Capital America
2.850%, 11/01/2022 (a)	2,000,000	2,057,106
1.250%, 09/18/2023 (a)	2,564,000	2,588,751
Toyota Motor Credit Corp.
0.285% (3 Month LIBOR + 0.125%), 08/13/2021 (b)	1,900,000	1,900,363
0.556% (3 Month LIBOR + 0.400%), 05/17/2022 (b)	500,000	501,556
0.311% (3 Month SOFR + 0.260%), 06/18/2024 (b)	2,000,000	2,001,980
		17,920,914
Banks - 22.6% (e)
Bank of America Corp.
1.366% (3 Month LIBOR + 1.180%), 10/21/2022 (b)	100,000	100,346
1.176% (3 Month LIBOR + 1.000%), 04/24/2023 (b)	500,000	503,661
0.536% (3 Month BSBY + 0.430%), 05/28/2024 (b)	2,000,000	2,002,220
1.133% (3 Month LIBOR + 0.960%), 07/23/2024 (b)	2,350,000	2,383,511
Bank of Montreal
0.755% (3 Month LIBOR + 0.630%), 09/11/2022 (b)	250,000	251,964
Bank of Nova Scotia
0.771% (3 Month LIBOR + 0.640%), 03/07/2022 (b)	150,000	150,629
Barclays PLC
1.813% (3 Month LIBOR + 1.625%), 01/10/2023 (b)	3,797,000	3,825,724
1.536% (3 Month LIBOR + 1.380%), 05/16/2024 (b)	1,181,000	1,202,818
Canadian Imperial Bank of Commerce
0.389% (3 Month SOFR + 0.340%), 06/22/2023 (b)	500,000	500,783
Citizens Financial Group, Inc.
4.150%, 09/28/2022 (a)	672,000	699,002
Commonwealth Bank of Australia
0.805% (3 Month LIBOR + 0.680%), 09/18/2022 (a)(b)	2,539,000	2,558,872
Cooperatieve Rabobank UA
0.668% (3 Month LIBOR + 0.480%), 01/10/2023 (b)	895,000	900,931
Credit Suisse AG
0.480% (3 Month SOFR + 0.450%), 02/04/2022 (b)	1,490,000	1,492,565
Fifth Third Bank NA
0.816% (3 Month LIBOR + 0.640%), 02/01/2022 (b)	2,000,000	2,006,621
First Niagara Financial Group, Inc.
7.250%, 12/15/2021	1,050,000	1,082,534
Fulton Financial Corp.
3.600%, 03/16/2022	87,000	88,705
Goldman Sachs Group, Inc.
0.966% (3 Month LIBOR + 0.780%), 10/31/2022 (b)	698,000	699,597
HSBC Holdings PLC
1.155% (3 Month LIBOR + 1.000%), 05/18/2024 (b)	1,922,000	1,947,374
Huntington Bancshares, Inc.
4.350%, 02/04/2023	766,000	810,443
JPMorgan Chase & Co.
1.184% (3 Month LIBOR + 1.000%), 01/15/2023 (b)	1,000,000	1,005,681
1.076% (3 Month LIBOR + 0.900%), 04/25/2023 (b)	1,155,000	1,163,458
0.629% (3 Month SOFR + 0.580%), 03/16/2024 (b)	1,000,000	1,006,106
1.063% (3 Month LIBOR + 0.890%), 07/23/2024 (b)	2,148,000	2,177,429
KeyBank NA
0.370% (3 Month SOFR + 0.320%), 06/14/2024 (b)	2,000,000	2,003,605
Mitsubishi UFJ Financial Group, Inc.
0.966% (3 Month LIBOR + 0.790%), 07/25/2022 (b)	409,000	412,155
Mizuho Financial Group, Inc.
1.024% (3 Month LIBOR + 0.840%), 07/16/2023 (b)	500,000	503,232
1.178% (3 Month LIBOR + 0.990%), 07/10/2024 (b)	300,000	304,336
Morgan Stanley
0.725% (3 Month SOFR + 0.700%), 01/20/2023 (b)	1,678,000	1,683,913
PNC Bank NA
0.681% (3 Month LIBOR + 0.500%), 07/27/2022 (b)	2,160,000	2,171,479
Royal Bank of Canada
0.550% (3 Month LIBOR + 0.360%), 01/17/2023 (b)	1,000,000	1,004,841
Swedbank AB
0.819% (3 Month LIBOR + 0.700%), 03/14/2022 (a)(b)	200,000	200,818
Truist Bank
0.766% (3 Month LIBOR + 0.590%), 08/02/2022 (b)	590,000	590,347
0.776% (3 Month SOFR + 0.730%), 03/09/2023 (b)	2,500,000	2,520,749
US Bank NA
0.590% (3 Month LIBOR + 0.440%), 05/23/2022 (b)	805,000	807,951
Wells Fargo Bank NA
0.783% (3 Month LIBOR + 0.660%), 09/09/2022 (b)	750,000	751,044
2.082%, 09/09/2022 (c)	200,000	200,673
Westpac Banking Corp.
0.758% (3 Month LIBOR + 0.570%), 01/11/2023 (b)	1,500,000	1,513,143
		43,229,260
Biotechnology - 0.2%
Gilead Sciences, Inc.
0.666% (3 Month LIBOR + 0.520%), 09/29/2023 (b)	364,000	364,290
Business Support Services - 1.2%
Glencore Finance Canada, Ltd.
4.950%, 11/15/2021 (a)	1,200,000	1,219,795
4.250%, 10/25/2022 (a)	1,000,000	1,046,240
		2,266,035
Capital Markets - 4.9%
Bank of New York Mellon Corp.
1.236% (3 Month LIBOR + 1.050%), 10/30/2023 (b)	910,000	921,367
BGC Partners, Inc.
5.375%, 07/24/2023	1,245,000	1,348,315
Charles Schwab Corp.
0.550% (3 Month SOFR + 0.500%), 03/18/2024 (b)	4,100,000	4,129,773
Goldman Sachs Group, Inc.
1.735% (3 Month LIBOR + 1.600%), 11/29/2023 (b)	2,980,000	3,074,973
		9,474,428
Chemicals - 2.4%
Cabot Corp.
3.700%, 07/15/2022	1,000,000	1,028,594
LYB International Finance III LLC
1.450% (3 Month LIBOR + 1.000%), 10/01/2023 (b)	2,178,000	2,181,552
Sherwin Williams Co.
2.750%, 06/01/2022	293,000	298,771
Westlake Chemical Corp.
3.600%, 07/15/2022	1,150,000	1,176,858
		4,685,775
Commercial and Industrial Machinery and Equipment Rental and Leasing - 3.1%
Penske Truck Leasing Co., LP
3.450%, 07/01/2024 (a)	2,200,000	2,361,403
Triton Container International Ltd.
1.150%, 06/07/2024 (a)	3,550,000	3,544,269
		5,905,672
Consumer Finance - 1.2%
AIG Global Funding
2.700%, 12/15/2021 (a)	75,000	75,865
Capital One Financial Corp.
0.906% (3 Month LIBOR + 0.720%), 01/30/2023 (b)	2,291,000	2,311,581
		2,387,446
Containers & Packaging - 0.3%
WestRock RKT LLC
4.000%, 03/01/2023	500,000	524,428
Diversified Financial Services - 1.4%
Guardian Life Global Funding
1.950%, 10/27/2021 (a)	2,000,000	2,010,999
National Rural Utilities Cooperative Finance Corp.
0.221% (3 Month LIBOR + 0.065%), 02/16/2023 (b)	663,000	663,161
		2,674,160
Diversified Telecommunication Services - 1.5%
AT&T, Inc.
1.299% (3 Month LIBOR + 1.180%), 06/12/2024 (b)	320,000	328,311
Verizon Communications, Inc.
0.550% (3 Month SOFR + 0.500%), 03/22/2024 (b)	2,500,000	2,520,362
		2,848,673
Electronic Products - 0.3%
Arrow Electronics, Inc.
3.500%, 04/01/2022	500,000	508,365
Energy - 0.1%
ConocoPhillips Co.
1.056% (3 Month LIBOR + 0.900%), 05/15/2022 (b)	150,000	151,071
Equity Real Estate Investment Trusts (REITs) - 2.0%
Public Storage
0.495% (3 Month SOFR + 0.470%), 04/23/2024 (b)	2,739,000	2,744,985
Tanger Properties LP
3.875%, 12/01/2023	1,000,000	1,058,180
		3,803,165
Food Products - 2.2%
General Mills, Inc.
1.200% (3 Month LIBOR + 1.010%), 10/17/2023 (b)	2,579,000	2,625,744
Hormel Foods Corp.
0.650%, 06/03/2024	1,536,000	1,539,591
		4,165,335
Health Care Providers & Services - 1.0%
Cigna Corp.
1.074% (3 Month LIBOR + 0.890%), 07/15/2023 (b)	1,920,000	1,946,349
Hotels, Restaurants & Leisure - 0.8%
Expedia Group, Inc.
3.600%, 12/15/2023	1,500,000	1,595,223
Household Products - 0.1%
Reckitt Benckiser Treasury Services PLC
0.694% (3 Month LIBOR + 0.560%), 06/24/2022 (a)(b)	200,000	201,018
Industrial Conglomerates - 1.2%
Honeywell International, Inc.
0.380% (3 Month LIBOR + 0.230%), 08/19/2022 (b)	2,270,000	2,270,775
Insurance - 8.1%
Allstate Corp.
0.776% (3 Month LIBOR + 0.630%), 03/29/2023 (b)	2,388,000	2,406,868
Athene Global Funding
1.424% (3 Month LIBOR + 1.230%), 07/01/2022 (a)(b)	200,000	202,050
Brighthouse Financial Global Funding
1.000%, 04/12/2024 (a)	2,250,000	2,255,486
0.779% (3 Month SOFR + 0.760%), 04/12/2024 (a)(b)	2,505,000	2,524,241
Fidelity National Financial, Inc.
5.500%, 09/01/2022	918,000	969,608
Finial Holdings, Inc.
7.125%, 10/15/2023	1,170,000	1,333,105
Infinity Property and Casualty Corp.
5.000%, 09/19/2022	670,000	702,953
Jackson National Life Global Funding
0.618% (3 Month SOFR + 0.600%), 01/06/2023 (a)(b)	2,000,000	2,010,827
Metropolitan Life Global Funding I
0.590% (3 Month SOFR + 0.570%), 01/13/2023 (a)(b)	2,000,000	2,012,268
Progressive Corp.
3.750%, 08/23/2021	1,000,000	1,004,996
		15,422,402
Insurance Carriers - 1.8%
John Hancock Life Insurance Co.
7.375%, 02/15/2024 (a)	495,000	576,556
Metropolitan Life Insurance Co.
7.875%, 02/15/2024 (a)	1,425,000	1,677,644
Pacific Life Insurance Co.
7.900%, 12/30/2023 (a)	1,000,000	1,173,364
		3,427,564
Investment & Miscellaneous Financial Services - 1.6%
FMR LLC
5.350%, 11/15/2021 (a)	325,000	330,991
Intercontinental Exchange, Inc.
0.769% (3 Month LIBOR + 0.650%), 06/15/2023 (b)	2,780,000	2,778,012
		3,109,003
Machinery - 1.5%
Otis Worldwide Corp.
0.644% (3 Month LIBOR + 0.450%), 04/05/2023 (b)	2,570,000	2,570,219
Snap-on, Inc.
6.125%, 09/01/2021	225,000	226,938
		2,797,157
Motion Picture and Video Industries - 0.4%
Historic TW, Inc.
9.150%, 02/01/2023	650,000	734,632
Multi Utilities - 5.4%
CenterPoint Energy, Inc.
0.631% (3 Month LIBOR + 0.500%), 03/02/2023 (b)	321,000	321,084
0.684% (3 Month SOFR + 0.650%), 05/13/2024 (b)	3,586,000	3,602,747
Dominion Energy, Inc.
0.649% (3 Month LIBOR + 0.530%), 09/15/2023 (b)	1,000,000	1,000,719
Duke Energy Florida Project Finance LLC
1.731% (3 Month LIBOR + 0.180%), 09/01/2022 (b)	153,729	154,858
Duke Energy Progress LLC
0.335% (3 Month LIBOR + 0.180%), 02/18/2022 (b)	1,000,000	1,000,017
Duquesne Light Holdings, Inc.
5.900%, 12/01/2021 (a)	645,000	659,345
Florida Power & Light Co.
0.564% (3 Month LIBOR + 0.380%), 07/28/2023 (b)	3,211,000	3,211,245
Wisconsin Power and Light Co.
2.250%, 11/15/2022	442,000	451,279
		10,401,294
Nondepository Credit Intermediation - 1.6%
7-Eleven, Inc.
0.612% (3 Month LIBOR + 0.450%), 08/10/2022 (a)(b)	2,000,000	2,000,833
0.800%, 02/10/2024 (a)	1,000,000	997,971
		2,998,804
Oil, Gas & Consumable Fuels - 3.0%
BP Capital Markets PLC
0.785% (3 Month LIBOR + 0.650%), 09/19/2022 (b)	315,000	316,465
Kinder Morgan, Inc.
1.464% (3 Month LIBOR + 1.280%), 01/15/2023 (b)	1,908,000	1,934,672
Phillips 66
0.776% (3 Month LIBOR + 0.620%), 02/15/2024 (b)	2,350,000	2,353,201
Valero Energy Corp.
1.269% (3 Month LIBOR + 1.150%), 09/15/2023 (b)	1,158,000	1,160,053
		5,764,391
Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing - 1.1%
Bayer US Finance II LLC
3.875%, 12/15/2023 (a)	2,000,000	2,142,502
Pharmaceuticals - 2.4%
AbbVie, Inc.
0.799% (3 Month LIBOR + 0.650%), 11/21/2022 (b)	2,000,000	2,014,580
AstraZeneca PLC
0.821% (3 Month LIBOR + 0.665%), 08/17/2023 (b)	2,195,000	2,217,067
Pfizer, Inc.
0.449% (3 Month LIBOR + 0.330%), 09/15/2023 (b)	386,000	387,972
		4,619,619
Professional Services - 1.2%
Equifax, Inc.
1.026% (3 Month LIBOR + 0.870%), 08/15/2021 (b)	2,411,000	2,413,200
Semiconductors & Semiconductor Equipment - 1.7%
NVIDIA Corp.
0.584%, 06/14/2024	2,000,000	2,001,581
QUALCOMM, Inc.
0.916% (3 Month LIBOR + 0.730%), 01/30/2023 (b)	1,267,000	1,280,768
		3,282,349
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.
1.550%, 08/04/2021	431,000	431,033
Hewlett Packard Enterprise Co.
0.914% (3 Month LIBOR + 0.720%), 10/05/2021 (b)	4,978,000	4,979,190
		5,410,223
Trading Companies & Distributors - 0.2%
GATX Corp.
0.896% (3 Month LIBOR + 0.720%), 11/05/2021 (b)	290,000	290,560
SMBC Aviation Capital Finance DAC
3.000%, 07/15/2022 (a)	200,000	204,624
		495,184
TOTAL CORPORATE OBLIGATIONS (Cost $171,144,557)		171,626,742

MUNICIPAL DEBT OBLIGATIONS - 0.6%
Bucks County Industrial Development Authority
4.000%, 10/01/2021	235,000	235,295
City of Moline IL
2.080%, 12/01/2021	135,000	135,869
2.130%, 12/01/2022	100,000	102,122
City of Oakland CA
4.000%, 12/15/2022	700,000	735,241
TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $1,205,035)		1,208,527

U.S. TREASURY OBLIGATIONS - 8.8%
United States Treasury Inflation Indexed Bonds
0.125%, 04/15/2022	16,471,500	16,896,867
TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,939,136)		16,896,867

SHORT-TERM INVESTMENTS - 0.4%	Shares	Value
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund -
Class X, 0.03% (d)	765,896	765,896
TOTAL SHORT-TERM INVESTMENTS (Cost $765,896)		765,896

Total Investments (Cost $190,639,580) - 99.7%		191,087,780
Other Assets in Excess of Liabilities - 0.3%		487,022
TOTAL NET ASSETS - 100.0%		$191,574,802

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $41,222,276, which represnted 21.5% of the net assets of the Fund.

(b)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2021.
(c)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of June 30, 2021.
(d)	The rate quoted is the annualized seven-day yield at June 30, 2021.
(e)	As of June 30, 2021, the Fund had a significant portion of its assets invested in the Banking Industry.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (“SINV”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2021, HACK, IPAY, VALT, AWAY, GERM, MJUS, MJ, SINV, SILX, AWYX, GAMR, IVES, ITEQ, and ETHO did not hold any fair valued securities. As of June 30, 2021, AIEQ held one fair valued security and as of June 30, 2021, SILJ held three fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2021:

VALT
Assets^	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$-	$589,748	$-	$589,748
Corporate Obligations	-	171,626,742	-	171,626,742
Municipal Debt Obligations	-	1,208,527	-	1,208,527
U.S. Treasury Obligations	-	16,896,867	-	16,896,867
Short-Term Investments	765,896	-	-	765,896
Total Investments in Securities	$765,896	$190,321,884	$-	$191,087,780

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expediant have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as swaps. Swaps are reflected as the unrealized appreciation (depreciation) on the instrument.